6. Investments	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Investments

NOTE 6 – INVESTMENTS

Investments are comprised of the Company’s investments in Edyza Sensors, Inc. (“Edyza”) and Total Grow Holdings, LLC (d/b/a Total Grow Control, LLC) (“TGH”). As of December 31, 2018, the Company’s ownership interests in Edyza and TGH had not enabled it to exercise significant influence over either of these entities and the Company’s investments in Edyza and TGH were accounted for under the cost method. In January 2019, the Company agreed to acquire an additional ownership interest in TGH under a payment plan. When the payment plan was completed in May 2019, the Company was issued the additional ownership interest in TGH and the Company now has a sufficient ownership interest in TGH to enable it to exercise significant influence over TGH. Once the additional ownership interest in TGH was issued to the Company, the Company began to account for its investment in TGH under the equity method. The components of investments are summarized as follows:

	June 30,	December 31,
	2019	2018
Investment in Edyza, cost method	$922,884	$812,883
Investment in TGH, equity method	815,765	–
Investment in TGH, cost method	–	448,766
	$1,738,649	$1,261,649

NOTE 6 – INVESTMENTS

In November 2017, the Company entered into an agreement with Edyza Sensors, Inc., (”Edyza”), wherein the Company became Edyza’s exclusive agricultural partner in Edyza’s attempt to provide wireless sensors to the cultivation solutions offered by the Company to the cannabis industry. As part of the terms of this agreement, Edyza has assigned the Company all of their global rights to two patent pending applications for sensor rods and moisture and salinity measurements, along with any additional patent rights that may arise as a result of this collaboration. In addition, in 2017 Edyza issued the Company a Simple Agreement for Future Equity, to provide the Company with an ownership interest in Edyza in the principal amount of $400,000, issued when Edyza engaged in a priced round of investment or liquidation occurs. In August 2018, the Company terminated the Simple Agreement for Future Equity in exchange for 442,685 shares of Edyza Common Stock issued at a conversion price per share of $0.0903577. In 2018 the Company also purchased an additional 442,685 shares of Edyza common stock for $400,000. As of December 31, 2018, $325,000 has been paid to Edyza. Future payments of $75,000 are due in January 2019. As of December 31, 2018, the Company owned 885,370 shares of Edyza Common Stock, equal to a current ownership percentage of 10% on a fully diluted basis of Edyza’s issued and outstanding securities. The Company measures this investment at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. As of December 31, 2018, the Company determined that no impairment is necessary given the recent valuations and no change in qualitative factors.

The Company has partnered with Total Grow Holdings, LLC (d/b/a/ Total Grow Control, LLC) (“TGH”) to develop and launch a line of environmental controls and fertigation/irrigation distribution products in the form of a Batch Fertigation System and an Inline Fertigation System. In February 2018, the Company entered into an agreement with TGH to purchase 5% of TGH’s membership interests on a fully diluted basis for $125,000. The agreement also contains two separate options for the Company to purchase additional membership interests in TGH and a purchase right for the Company to acquire all of the outstanding membership interests in TGH. The first option was exercisable from July 1, 2018 thru August 31, 2018 and allowed the Company to acquire an additional 5% of TGH’s membership interests on a fully diluted basis for $150,000. The second option is exercisable from February 15, 2019 thru May 15, 2019 and allows the Company to acquire an additional 15% of TGH’s membership interests on a fully diluted basis for $525,000. The purchase right is exercisable from May 15, 2019 thru February 15, 2020 and allows the Company to acquire all of the outstanding membership interests in TGH based on a total valuation of TGH of $7,500,000. In July 2018, the Company elected to exercise the first option and purchased an additional 5% of TGH’s fully diluted membership interests for $150,000. In January 2019 the Company and TGH negotiated the terms of the second option and the Company elected to purchase an additional 15% of TGH’s fully diluted member interests for $525,000. As of December 31, 2018, the Company had paid TGH $158,000 for the additional 5% fully diluted membership interests. Future payments of $36,000 are due every two weeks through May 2019 until the remaining balance of $367,000 has been paid. As of March 31, 2019, the Company had made total payments of $336,000. The Company has capitalized an additional $15,766 in legal fees associated with the purchases of the TGH membership interests. As of December 31, 2018, the Company’s fully diluted ownership interest in TGH is less than 20% and, the Company measures these investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. As of December 31, 2018, the Company determined that no impairment of its investment in TGH is necessary given the recent valuations and no change in qualitative factors.